Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant under the stock incentive plan (in shares)	41,000,000
Fair value of shares vested	$ 252	$ 208	$ 180
Stock-based compensation expense	235	232	224
Stock-based compensation expense on an after tax basis	177	$ 173	$ 167
Unrecognized compensation cost related to nonvested share-based arrangements	$ 177
Period for recognition of unrecognized compensation cost related to nonvested share-based arrangements	1 year 9 months 18 days
Number of outstanding stock options (in shares)	1,000,000	2,000,000
Weighted-average exercise price of outstanding stock options (in dollars per share)	$ 53.29
Remaining contractual maturity	1 year
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock and unit awards vesting period	3 years
Option grants exercisable period	10 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock and unit awards vesting period	5 years